T. Rowe Price Mid Cap Growth Portfolio N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust I
Entity Central Index Key	0001126087
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 27, 2026